Capital Structure and Financial Risk and Related Items - Financial risk factors (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Financial risk factors
Number of banks | item	2
USD | Foreign Currency
Financial risk factors
Possible change increase (as a percentage)	10.00%
Possible change decrease (as a percentage)	(10.00%)
Increase (decrease) to profit and loss due to increase in risk percentage	$ 3,064	$ 5,625	$ 7,124
Increase (decrease) to profit and loss due to decrease in risk percentage	$ (3,064)	(5,625)	(7,124)
GBP | Foreign Currency
Financial risk factors
Possible change increase (as a percentage)	10.00%
Possible change decrease (as a percentage)	(10.00%)
Increase (decrease) to profit and loss due to increase in risk percentage	$ 79	128	430
Increase (decrease) to profit and loss due to decrease in risk percentage	$ (79)	(128)	(430)
EUR | Foreign Currency
Financial risk factors
Possible change increase (as a percentage)	2.00%
Possible change decrease (as a percentage)	(2.00%)
Increase (decrease) to profit and loss due to increase in risk percentage	$ 985	506	1,212
Increase (decrease) to profit and loss due to decrease in risk percentage	$ (985)	$ (506)	$ (1,212)